Consolidated Statements Shareholders' Equity - USD ($) $ in Thousands	Common Stock And Additional Paid In Capital [Member] Successors [Member]	AOCI Attributable to Parent [Member] Successors [Member]	AOCI Attributable to Parent [Member] Predecessors [Member] NPS Holdings Limited [Member]	Retained Earnings [Member] Successors [Member]	Retained Earnings [Member] Predecessors [Member] NPS Holdings Limited [Member]	Total Company Stockholders Equity [Member] Successors [Member]	Noncontrolling Interest [Member] Successors [Member]	Noncontrolling Interest [Member] Predecessors [Member] NPS Holdings Limited [Member]	Successors [Member]	Total	Predecessors [Member] NPS Holdings Limited [Member]	Common Stock [Member] Predecessors [Member] NPS Holdings Limited [Member]	Redeemable Convertible Shares [Member] Predecessors [Member] NPS Holdings Limited [Member]	Additional Paid-in Capital [Member] Predecessors [Member] NPS Holdings Limited [Member]	Total Shareholders Equity [Member] Predecessors [Member] NPS Holdings Limited [Member]
Beginning balance, value at Dec. 31, 2017			$ (436)		$ 18,480			$ (1,960)		$ 389,429	$ 389,429	$ 342,250	$ 27,750	$ 3,345	$ 391,389
Balance at beginning, shares at Dec. 31, 2017												342,250,000	27,750,000
Foreign currency translation adjustment			(16)							(16)	(16)				(16)
Conversion of redeemable shares												$ 6,275	$ (6,275)
Conversion of redeemable shares, shares												6,274,566	(6,274,566)
Dividends paid					(48,210)					(48,210)	(48,210)				(48,210)
Amount of Provision for Zakat					(766)					(766)	(766)				(766)
Net income (loss)					7,617			(881)		6,736	6,736				7,617
Ending balance, value at Jun. 06, 2018	$ 56,601		$ (452)	$ (4,611)	$ (22,879)	$ 51,990		$ (2,841)	$ 51,990	0	$ 347,173	$ 348,525	$ 21,475	$ 3,345	$ 350,014
Balance at end, shares at Jun. 06, 2018	11,730,425											348,524,566	21,475,434
Share-based compensation expense	$ 1,034					1,034			1,034	1,034
Other		48				48	(1)		47	47
Other, shares
Acquisition of non-controlling interest during the period				808		808	(808)
Reclassification of shares previously subject to redemption	$ 165,188					165,188			165,188	165,188
Reclassification of shares previously subject to redemption, shares	16,921,700
Redeemed shares	$ (19,379)					(19,379)			(19,379)	(19,379)
Redeemed shares, shares	(1,916,511)
Shares issued to acquire NPS	$ 255,537					255,537			255,537	255,537
Shares issued to acquire NPS, shares	25,077,277
Shares issued to acquire GES	$ 288,848					288,848			288,848	288,848
Shares issued to acquire GES, shares	28,346,229
Shares issued to related party for loan fee and transaction costs	$ 2,719					2,719			2,719	2,719
Shares issued to related party for loan fee and transaction costs, shares	266,809
Shares issued in secondary offering	$ 48,294					48,294			48,294	48,294
Shares issued in secondary offering, shares	4,829,375
Shares issued for IPO underwriting fees	$ 3,737					3,737			3,737	3,737
Shares issued for IPO underwriting fees, shares	307,465
Business combination non-controlling interest							(2,004)		(2,004)	(2,004)
Non-controlling interest derecognized due to sale of subsidiary				(3,043)		(3,043)	3,043
Net income (loss)				35,143		35,143	(163)		34,980	34,980
Ending balance, value at Dec. 31, 2018	$ 802,579	48		28,297		830,924	67		830,991	830,991
Balance at end, shares at Dec. 31, 2018	85,562,769
Share-based compensation expense	$ 5,654					5,654			5,654	5,654
Vesting of restricted share units
Vesting of restricted share units, shares	290,510
Other	$ 2	(19)				(17)			(17)	(17)
Other, shares	33,796
Acquisition of non-controlling interest during the period	$ 67					67	(67)
NPS equity earn-out	$ 10,480					10,480			10,480	10,480
NPS equity earn-out, shares	1,300,214
Net income (loss)				39,364		39,364			39,364	39,364
Ending balance, value at Dec. 31, 2019	$ 818,782	29		67,661		886,472			886,472	886,472
Balance at end, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense	$ 7,832					7,832			7,832	7,832
Vesting of restricted share units
Vesting of restricted share units, shares	590,264
Other		35				35	(8)		27	27
Other, shares
NPS equity earn-out, shares
Reclassification of shares previously subject to redemption, shares
Redeemed shares, shares
Shares issued to acquire NPS, shares
Shares issued to acquire GES, shares
Shares issued to related party for loan fee and transaction costs, shares
Shares issued in secondary offering, shares
Shares issued for IPO underwriting fees, shares
Conversion of redeemable shares, shares
Net income (loss)				50,087		50,087			50,087	50,087
Ending balance, value at Dec. 31, 2020	$ 826,614	$ 64		$ 117,748		$ 944,426	$ (8)		$ 944,418	$ 944,418
Balance at end, shares at Dec. 31, 2020	87,777,553